Balance Sheet Components - Schedule of Significant Changes in Unbilled Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Contract With Customer Asset Net Current [Abstract]
Beginning balance	$ 1,139	$ 1,114	$ 556
Amounts transferred to accounts receivable from unbilled accounts receivable presented at the beginning of the period	(1,139)	(1,114)	(556)
Revenue recognized during the period in excess of invoices issued	1,710	1,139	1,114
Ending balance	$ 1,710	$ 1,139	$ 1,114